STOCK OPTIONS AND CONTRIBUTED SURPLUS (Details Narrative) - USD ($)		12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Stock based compensation		$ 4,201,444	$ 4,436,604	$ 4,534,370
2021 Plan [member]
IfrsStatementLineItems [Line Items]
Fixed stock option percentage	20.00%
Number of shares stock option granted	8,056,055
Maximum percentage of issued and outstanding shares percentage	20.00%